Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2024 and 2023:

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$81,770	$—	$81,770	$—
Investments, at fair value	75,496	75,496	—	—

Liabilities
Derivative liabilities	$15,440	$—	$15,440	$—

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$130,614	$—	$130,614	$—
Investments, at fair value	84,130	72,540	—	11,590

Liabilities
Derivative liabilities	$80,840	$—	$80,840	$—

Fair Value Measurement Inputs and Valuation Techniques
For flight equipment that we measured at fair value on a non-recurring basis, as a result of aircraft that were impaired, during the year ended December 31, 2024, the following table presents the fair value of such flight equipment that were impaired as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Weighted average
Flight equipment	$82,012	Income approach	Discount rate	8%
			Non-contractual cash flows as a % of total cash flows	83%

Fair Value, by Balance Sheet Grouping	The carrying amounts and fair values of our most significant financial instruments as of December 31, 2024 and 2023 were as follows:

	December 31, 2024
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,209,226		$1,209,226	$1,209,226	$—	$—
Restricted cash	192,356		192,356	192,356	—	—
Loans receivable	595,640		625,191	—	—	625,191
Notes receivable	401,989		401,989	—	—	401,989
Derivative assets	81,770		81,770	—	81,770	—
Investments, at fair value	75,496		75,496	75,496	—	—
	$2,556,477		$2,586,028	$1,477,078	$81,770	$1,027,180
Liabilities
Debt	$45,537,495	(a)	$43,770,740	$—	$43,770,740	$—
Derivative liabilities	15,440		15,440	—	15,440	—
	$45,552,935		$43,786,180	$—	$43,786,180	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2023
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,627,181		$1,627,181	$1,627,181	$—	$—
Restricted cash	198,285		198,285	198,285	—	—
Loans receivable	654,925		650,398	—	—	650,398
Notes receivable	663,644		663,644	—	—	663,644
Derivative assets	130,614		130,614	—	130,614	—
Investments, at fair value	84,130		84,130	72,540	—	11,590
	$3,358,779		$3,354,252	$1,898,006	$130,614	$1,325,632
Liabilities
Debt	$46,696,525	(a)	$44,377,940	$—	$44,377,940	$—
Derivative liabilities	80,840		80,840	—	80,840	—
	$46,777,365		$44,458,780	$—	$44,458,780	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.